Subsequent Events	9 Months Ended	10 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the unaudited condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements was issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated unaudited financial statements.

The Company borrowed $175,000 under the related party loans to cover ongoing operations in connection with the Business Combination on October 3, 2023.

The Company filed Amendment No. 1 to Form S-4 in connection with the Business Combination with the SEC on October 23, 2023.

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, other than as previously disclosed and described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 14, 2023, the Company consummated the Initial Public Offering (see Note 3.)

On February 15, 2023, the outstanding balance under the Promissory Note of $300,000 was repaid.